PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

SUPPLEMENT DATED NOVEMBER 7, 2017 TO
THE STATUTORY PROSPECTUS DATED MAY 1, 2017, AS SUPPLEMENTED MAY 2, 2017 FOR
PRINCIPAL VARIABLE ANNUITY
PRINCIPAL VARIABLE ANNUITY WITH PURCHASE PAYMENT CREDIT RIDER

This supplement updates information contained in the Statutory Prospectus for the variable annuity insurance contract referenced above. Please retain this supplement for future reference.

Delete the information in Appendix A and replace with the following:

APPENDIX A – PRINCIPAL VARIABLE ANNUITY EXCHANGE OFFER
Principal Variable Annuity Exchange Offer (“exchange offer”)
Original owners of an eligible Principal Variable Annuity (Flexible Variable Annuity) contract (“old contract”) may elect to exchange their old contract for a new Principal Lifetime Income Solutions II Variable AnnuitySM contract ("new contract") subject to the exchange offer terms and conditions. To determine if it is in your best interest to participate in the exchange offer, we recommend that you consult with your tax advisor and financial professional before electing to participate in the exchange offer.
You are eligible to participate in the exchange offer when:

•	Your old contract is not subject to any surrender charges; and

•	Available in your state.
Exchange Offer Terms and Conditions

•
You must qualify for and elect either the Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider. To qualify for one of these GMWB riders, you (or the annuitant if the original owner is a non-natural person) must be between the ages of 45 and 80.

NOTE: There is no longer an exchange offer that allows you to purchase the Principal Investment Plus Variable AnnuitySM.

•	You must receive a current prospectus for the new contract.

•	You must complete all required exchange offer forms.

•
If we approve your application to participate in the exchange offer, you are directing that all of your investment options under your old contract be terminated. The resulting amount will be transferred to your new contract and allocated as you direct. Election of the Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider results in restriction of your Contract investment options to the more limited GMWB investment options (review the Principal Lifetime Income Solutions II Variable AnnuitySM prospectus in its entirety for full details).

•	The amount being exchanged to the new contract cannot be allocated to the DCA Plus accounts.

•	Any new premium payments (excluding the amount transferred under this exchange offer) you make to the new contract are subject to surrender charges.

•	At Contract issue, the death benefit under your new contract will be the greater of the death benefit under your old contract on the exchange date or the death benefit under the new contract.

•	We reserve the right to require you to return your old contract to us. Upon issuing you a new contract, your old contract will terminate.

•	The exchange offer is not available for partial exchanges.

•	Only one old contract can be exchanged for one new contract.
Exchange Offer Duration
Currently, there is no closing date for the exchange offer. We reserve the right, however, to modify the exchange offer commencement date and to modify or terminate the exchange offer upon reasonable written notice to you.

IMPORTANT CONSIDERATIONS
An exchange may or may not be in your best interest.
The features and benefits, investment options, and charges and deductions of the new contract differ from those of your old contract. For your convenience, we have provided the following chart with a side-by-side summary comparison of the features and costs of your old contract and the new contract available under the exchange offer.
There may be additional differences important for you to consider prior to making an exchange. You should carefully review the Principal Lifetime Income Solutions II Variable AnnuitySM prospectus and compare it to the old contract prospectus before deciding to make an exchange. To obtain a prospectus, please contact us at 1-800-852-4450.
Summary Comparison* of Principal Variable Annuity and
Principal Lifetime Income Solutions II Variable AnnuitySM with GMWB Rider
To participate in the exchange offer you must elect either the Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider.

A. Features	Principal Variable Annuity	Principal Lifetime Income Solutions II Variable AnnuitySM
GMWB Rider(s)	Not available	Target Income Protector Flexible Income Protector Flexible Income Protector Plus
GMWB investment options Target Income Protector -OR- Flexible Income Protector -OR- Flexible Income Protector Plus	Not Applicable Not Applicable Not Applicable

Diversified Balanced Volatility Control Account
Diversified Growth Volatility Control Account
Diversified Income Account
Fidelity VIP Government Money Market Portfolio

Diversified Balanced Account
Diversified Balanced Managed Volatility Account
Diversified Growth Account
Diversified Growth Managed Volatility Account
Diversified Income Account
Fidelity VIP Government Money Market Portfolio

Diversified Balanced Account
Diversified Balanced Managed Volatility Account
Diversified Growth Account
Diversified Growth Managed Volatility Account
Diversified Income Account
Fidelity VIP Government Money Market Portfolio

Fixed Rate Options (including 2 dollar-cost averaging options)	1 year - Fixed Account 6 month - DCA Plus account 12 month - DCA Plus account	6 month - DCA Plus account*** 12 month - DCA Plus account***
Automatic Portfolio Rebalancing	Quarterly, Semi-Annually, Annually	Calendar Quarterly (required with GMWB riders)
No. of Free Division Transfers/ contract year	12	1

B. Annuitization	Principal Variable Annuity	Principal Lifetime Income Solutions II Variable AnnuitySM
Annuity Benefit Payments First Available	Any time	Any time on/after the first Contract anniversary
Annuity Benefit Payments	Fixed annuity benefit payments	Same
Annuity Mortality Table	1983a Annuity Mortality Table	2012 Individual Annuity Mortality Period Life Table Mortality Table
Annuity Benefit Payment Options	Fixed period; life income; life income with fixed period; custom options	Life income; life income with guaranteed period; custom options

C. Death Benefit	Principal Variable Annuity	Principal Lifetime Income Solutions II Variable AnnuitySM
Death Benefit
An amount equal to the greatest of
(i) total premium payments less surrenders, or
(ii) Contract value, or
(iii) 7 year Step-Up

For partial surrenders from old contracts prior to November 23, 2003, the death benefit is reduced by the amount of each withdrawal.

For partial surrenders from old contracts issued on or after November 23, 2003, the death benefit is reduced proportionately for each withdrawal.

An amount equal to the greatest of
(i) total premium payments less surrenders, or
(ii) Contract value, or
(iii) 7 year Step-Up

For partial surrenders, withdrawals that are not For Life excess withdrawals will reduce the GMWB Death Benefit by the amount of withdrawal. Any For Life excess withdrawal amounts reduce the GMWB Death Benefit proportionately.

See the Death Benefit section in this appendix for more details.

Optional Enhanced Death Benefit Rider	Available	Not available
Payable	1st owner or annuitant to die	1st owner to die

D. Fees and Charges	Principal Variable Annuity	Principal Lifetime Income Solutions II Variable AnnuitySM
Annual Fee (waived for Contracts with accumulated value of $30,000 or more)	Lesser of $30 or 2% of Contract accumulated value	Same
Mortality and Expense Risks Charge**	Maximum: 1.25% Current: 1.25%	Maximum: 1.50% Current: 1.25%
Administration Charge** (on an annual basis)	Maximum: 0.15% Current: 0.05%	Maximum: 0.50% Current: 0.15%
Available Underlying Mutual Fund Expenses****	Maximum Annual: 7.28% Minimum Annual: 0.25%	Maximum Annual: 0.65% Minimum Annual: 0.50%
Target Income Protector Rider Charge - Taken as % of average quarterly For Life withdrawal benefit base.

-OR-

Flexible Income Protector Rider Charge - Taken as % of average quarterly For Life withdrawal benefit base.

-OR-

Flexible Income Protector Plus Rider Charge - Taken as % of average quarterly For Life withdrawal benefit base.
Not available Not available Not available
Maximum Annual: 2.00%

Current Annual: 1.25%

Maximum Annual: 2.00%

Current Annual: 0.85%

Maximum Annual: 2.00%

Current Annual: 1.25%

NOTE: The charges above apply for applications signed from November 6, 2017 through November 30, 2017. The GMWB charges may be different than those listed above for applications signed after November 30, 2017.

E. Transaction Charges	Principal Variable Annuity	Principal Lifetime Income Solutions II Variable AnnuitySM
Surrender Charge Period and % of amount surrendered (applies only to new premium payments)	7 years (6,6,6,5,4,3,2) 9 years (8,8,8,8,7,6,5,4,3) if you elected the Purchase Payment Credit Rider	7 years (6,6,6,5,4,3,2) Premium Payment Credit Rider not available
Unscheduled Partial Surrender	Maximum: lesser of $25 or 2% of each unscheduled partial surrender after the 1st in a contract year. Current: $0/0%	Maximum: lesser of $25 or 2% of each unscheduled partial surrender after the 12th in a contract year. Current $0/0%
Unscheduled Transfers	Maximum: lesser of $30 or 2% of each unscheduled transfer after the 12th in a contract year. Current: $0/0%	Maximum: lesser of $25 or 2% of each unscheduled transfer after the 1st in a contract year. Current: $0/0%

*	Does not reflect state variations.

**	Charges taken daily as a percentage of the average daily Separate Account division value.

***	Only available for new premium payments. The DCA Plus Accounts are not available for the amount being exchanged.

****	For the new contract, only maximum and minimum charges for the GMWB investment options are reflected.

Charges and Expenses
The new contract and your old contract have different annual expenses, different transaction charges, and different investment options that may result in different underlying mutual fund expenses.
Surrender Charges
Under the exchange offer, surrender charges will not apply on any amounts transferred from the old contract to the new contract. Surrender charges under the new contract will only apply to new contract premium payments.
Death Benefit
The death benefit in the new contract will be calculated as specified in the prospectus for the new contract. At the time of the exchange, the death benefit from the old contract will be transferred to the new contract and will be adjusted for new premium payments made and withdrawals taken under the new contract.
Upon your death, we will pay the greater of the new contract death benefit or the old contract death benefit adjusted as described above.
GMWB Rider
The new contract offers GMWB riders (Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus) not available under the old contract. A GMWB rider allows you to take certain guaranteed annual withdrawals, regardless of your Contract accumulated value.
Your Contract can only have one GMWB rider. You must qualify for the Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider when you purchase the new contract.
The Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider may not be terminated for 5 contract years following the rider effective date.

A GMWB rider results in restriction of your Contract investment options to the more limited GMWB investment options (additional information is included in the new contract prospectus). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your investment objective is aggressive growth, the rider investment restrictions may not support your investment objective.
Target Income Protector
The Target Income Protector rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider For Life withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are added or the division values rise with market growth.
The Target Income Protector rider also offers a GMWB Bonus. The GMWB Bonus rewards you annually for not taking a withdrawal in the years that a bonus is available. The GMWB Bonus amount will provide an increase to your rider withdrawal benefit payments. The GMWB Bonus does not increase your Contract accumulated value.
The Target Income Protector rider provides your beneficiary(ies) with the GMWB Death Benefit.
Flexible Income Protector
The Flexible Income Protector rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider For Life withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made or the division values rise with market growth.
The Flexible Income Protector rider does not offer a GMWB Bonus.
The Flexible Income Protector rider provides your beneficiary(ies) with the GMWB Death Benefit.
Flexible Income Protector Plus
The Flexible Income Protector Plus rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider For Life withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are added or the division values rise with market growth.
The Flexible Income Protector Plus rider also offers a GMWB Bonus. This rider includes an annual bonus for not taking withdrawals for a specific number of years immediately following the purchase of a Contract. The GMWB Bonus amount will provide an increase to your rider For Life withdrawal benefit payments. The GMWB Bonus does not increase your Contract accumulated value.
The Flexible Income Protector Plus rider provides your beneficiary(ies) with the GMWB Death Benefit.
It is important that you review the new contract prospectus in its entirety for additional information regarding the Target Income Protector, Flexible Income Protector, and Flexible Income Protector Plus riders and whether a GMWB rider is appropriate for your needs.

Tax Matters
Although we believe that an exchange as described in this appendix will not be a taxable event for Federal tax purposes, we recommend that you consult your tax advisor before electing to participate in the exchange offer.
There may be differences between your old contract, as amended by tax-qualified retirement plan endorsements, and the new contract, as amended by similar qualified plan endorsements. If you are using the old contract in connection with a tax-qualified retirement plan, you should consult a tax advisor before electing to participate in the exchange offer. See also the FEDERAL TAX MATTERS section of this prospectus.